Document and Entity Information	Jul. 21, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 21, 2022
Document Effective Date	Jul. 21, 2022
Prospectus Date	Oct. 28, 2021
Virtus Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
Virtus Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
Virtus Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
Virtus Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
Virtus Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
Virtus Focused Growth Fund | A
Prospectus:
Trading Symbol	PGWAX
Virtus Focused Growth Fund | Administrative
Prospectus:
Trading Symbol	PGFAX
Virtus Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
Virtus Focused Growth Fund | Institutional
Prospectus:
Trading Symbol	PGFIX
Virtus Focused Growth Fund | P
Prospectus:
Trading Symbol	AOGPX
Virtus Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX
Virtus Health Sciences Fund | P
Prospectus:
Trading Symbol	AAAEX
Virtus Health Sciences Fund | A
Prospectus:
Trading Symbol	RAGHX
Virtus Health Sciences Fund | C
Prospectus:
Trading Symbol	RCGHX
Virtus Health Sciences Fund | Institutional Class
Prospectus:
Trading Symbol	HLHIX
Virtus Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
Virtus Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
Virtus Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
Virtus Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX
Virtus Mid-Cap Growth Fund | A
Prospectus:
Trading Symbol	RMDAX
Virtus Mid-Cap Growth Fund | Administrative
Prospectus:
Trading Symbol	DRMAX
Virtus Mid-Cap Growth Fund | C
Prospectus:
Trading Symbol	RMDCX
Virtus Mid-Cap Growth Fund | Institutional
Prospectus:
Trading Symbol	DRMCX
Virtus Mid-Cap Growth Fund | Class P
Prospectus:
Trading Symbol	ARMPX
Virtus Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AZBAX
Virtus Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
Virtus Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
Virtus Small-Cap Fund | Class P
Prospectus:
Trading Symbol	AZBPX
Virtus Small-Cap Fund | R6
Prospectus:
Trading Symbol	ASCFX